UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
25th Floor
New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

  /s/ Michael F. Price       New York, NY       2/12/10
  --------------------       -------------      -------
     [Signature]             [City, State]      Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       113

Form 13F Information Table Value Total:       $368,508
                                              --------
                                              (thousands)

List of Other Included Managers:

1     MFP Investors LLC


                               TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS        SOLE  SHARED  NONE


Allied World Assur Hldg Ltd.  SHS          G0219G203    5,316     115,394  SH         SOLE               1     115,394
Enstar Group Ltd.             SHS          G3075P101    4,567      62,550  SH         SOLE               1      62,550
Ingersoll-Rand PLC            CL A         G47791101   14,154     396,034  SH         SOLE               1     396,034
Abington Community Bancorp
Inc.                          COM          00350L109    1,931     280,300  SH         SOLE               1     280,300
Adaptec, Inc.                 COM          00651F108      240      71,508  SH         SOLE                      71,508
Akorn Inc.                    COM          009728106      364     203,501  SH         SOLE               1     203,501
American Greetings Corp.      CL A         026375105    4,140     190,000  SH         SOLE               1     190,000
American River Bankshares     COM          029326105      983     125,000  SH         SOLE               1     125,000
Arkansas Best Corp.           COM          040790107    3,387     115,100  SH         SOLE               1     115,100
Armstrong World Inds Inc.     COM          04247X102      389      10,000  SH         SOLE                      10,000
BJ Services Company           COM          055482103      236      12,700  SH         SOLE               1      12,700
                              SH BEN
BRT Realty Trust              INT NEW      055645303      786     154,029  SH         SOLE               1     154,029
Bank of America Corporation   COM          060505104    4,545     301,800  SH         SOLE               1     301,800
Bank of America Corporation   UNIT         060505419    4,043     271,000  SH         SOLE               1     271,000
Becton, Dickinson & Co.       COM          075887109    9,069     115,000  SH         SOLE               1     115,000
Boeing Co.                    COM          097023105    1,083      20,000  SH         SOLE                      20,000
                              COM UNITS
Buckeye GP Holdings LP        LP           118167105    3,070     107,200  SH         SOLE               1     107,200
Burlington Northern Santa
Fe Corp                       COM          12189T104    2,959      30,000  SH         SOLE               1      30,000
CF Industries Hldgs Inc       COM          125269100    3,168      34,900  SH         SOLE               1      34,900
CIT Group Inc.                COM NEW      125581801      842      30,497  SH         SOLE               1      30,497
Cache, Inc.                   COM NEW      127150308    2,016     441,246  SH         SOLE               1     441,246
                              SPONS
Cadbury PLC                   ADR          12721E102    3,726      72,500  SH         SOLE               1      72,500
Cape Bancorp Inc.             COM          139209100    1,413     210,200  SH         SOLE               1     210,200
CapitalSource Inc.            COM          14055X102    3,244     817,200  SH         SOLE               1     817,200
Care Investment Trust Inc.    COM          141657106    3,618     465,000  SH         SOLE               1     465,000
Charming Shoppes, Inc.        COM          161133103    2,122     327,900  SH         SOLE               1     327,900
Chattem Inc.                  COM          162456107    2,799      30,000  SH         SOLE               1      30,000
Citigroup Inc.                COM          172967101    7,944   2,400,000  SH         SOLE               1   2,400,000
ConocoPhillips                COM          20825C104   17,696     346,500  SH         SOLE               1     346,500
Conseco Inc                   COM NEW      208464883   10,614   2,122,814  SH         SOLE               1   2,122,814
Covanta Holding Corp          COM          22282E102    1,085      60,000  SH         SOLE               1      60,000
Cowen Group Inc NEW           CL A         223622101    1,776     300,000  SH         SOLE               1     300,000
Cross A T Co.                 CL A         227478104      516      98,616  SH         SOLE               1      98,616
Destination Maternity Corp.   COM          25065D100    6,156     323,987  SH         SOLE               1     323,987
Dow Chemical Co.              COM          260543103    8,980     325,000  SH         SOLE               1     325,000
Duckwall-Alco Stores, Inc.    COM          264142100    4,074     264,919  SH         SOLE               1     264,919
Earthlink Inc.                COM          270321102      169      20,359  SH         SOLE                      20,359
Ebay Inc.                     COM          278642103    1,765      75,000  SH         SOLE               1      75,000
Encore Cap Group Inc          COM          292554102    7,672     440,900  SH         SOLE               1     440,900
Enzon Pharmaceuticals
Inc.                          COM          293904108    2,346     222,779  SH         SOLE               1     222,779
Exxon Mobil Corp.             COM          30231G102      818      12,000  SH         SOLE                      12,000
Farmer Bros Co.               COM          307675108    4,571     231,669  SH         SOLE               1     231,669
First Savings Finl Group
Inc                           COM          33621E109      945      90,400  SH         SOLE               1      90,400
Forest City Enterprises
Inc.                          CL A         345550107   11,460     972,800  SH         SOLE               1     972,800
GAMCO Investors Inc.          COM          361438104    3,776      78,200  SH         SOLE               1      78,200
Gencorp Inc.                  COM          368682100    5,347     763,794  SH         SOLE               1     763,794
Getty Realty Corp.            COM          374297109      852      36,218  SH         SOLE                      36,218
Goodrich Corp.                COM          382388106    2,634      41,000  SH         SOLE               1      41,000
Granite Construction Inc      COM          387328107      842      25,000  SH         SOLE               1      25,000
Great Florida Bk Miami
Lakes Fla                     CL A         390528107       20      28,469  SH         SOLE                      28,469
GulfMark Offshore, Inc.       COM          402629109    3,641     128,600  SH         SOLE               1     128,600
Gyrodyne Co. America Inc.     COM          403820103      264       6,305  SH         SOLE               1       6,305
Harris Corp Del               COM          413875105    6,419     135,000  SH         SOLE               1     135,000
Heckmann Corp.                COM          422680108    2,982     597,500  SH         SOLE               1     597,500
Herley Inds Inc.              COM          427398102    3,110     223,927  SH         SOLE               1     223,927
Hilltop Holdings, Inc.        COM          432748101    3,464     297,600  SH         SOLE               1     297,600
Home Bancorp Inc              COM          43689E107      596      48,900  SH         SOLE               1      48,900
Huntsman Corp.                COM          447011107    4,516     400,000  SH         SOLE               1     400,000
Huron Consulting Group
Inc.                          COM          447462102    7,195     312,300  SH         SOLE               1     312,300
IPass Inc.                    COM          46261V109      365     351,000  SH         SOLE               1     351,000
Johnson & Johnson             COM          478160104    2,898      45,000  SH         SOLE                      45,000
Johnson Outdoors Inc.         CL A         479167108    3,719     380,666  SH         SOLE               1     380,666
                              COM PAR
Kaiser Aluminum Corp.         $0.01        483007704   10,821     260,000  SH         SOLE               1     260,000
Louisiana Bancorp Inc New     COM          54619P104    4,335     298,936  SH         SOLE               1     298,936
Lydall, Inc.                  COM          550819106      799     153,300  SH         SOLE               1     153,300
M & F Worldwide Corp.         COM          552541104    3,772      95,500  SH         SOLE               1      95,500
MVC Capital Inc.              COM          553829102    1,964     166,400  SH         SOLE               1     166,400
Malvern Federal Bancorp,
Inc.                          COM          561410101    1,915     199,700  SH         SOLE               1     199,700
Marlin Business Services
Corp.                         COM          571157106    3,033     382,449  SH         SOLE               1     382,449
Marvel Entertainment Inc.     COM          57383T103    4,451      82,300  SH         SOLE               1      82,300
McGraw Hill Companies Inc.    COM          580645109    8,461     252,500  SH         SOLE               1     252,500
Metropcs Communications
Inc.                          COM          591708102    2,480     325,000  SH         SOLE               1     325,000
Miller Inds Inc Tenn          COM NEW      600551204    3,286     289,518  SH         SOLE               1     289,518
National Fuel Gas Co N J      COM          636180101    5,435     108,700  SH         SOLE               1     108,700
Newell Rubbermaid Inc.        COM          651229106      976      65,000  SH         SOLE               1      65,000
NorthWestern Corp.            COM NEW      668074305    4,470     171,800  SH         SOLE               1     171,800
Old Republic Intl Corp.       COM          680223104      212      21,093  SH         SOLE                      21,093
One Liberty Properties Inc    COM          682406103    1,051     119,729  SH         SOLE               1     119,729
Peapack-Gladstone Financial
Corp.                         COM          704699107    1,171      92,367  SH         SOLE               1      92,367
Penn Miller Holding Corp.     COM          707561106    1,100     100,000  SH         SOLE               1     100,000
Penn Va Corp                  COM          707882106    1,071      50,300  SH         SOLE               1      50,300
Pepsi Bottling Group Inc.     COM          713409100    3,503      93,400  SH         SOLE               1      93,400
PepsiAmericas Inc.            COM          71343P200      732      25,000  SH         SOLE               1      25,000
Pfizer Inc.                   COM          717081103    2,312     127,100  SH         SOLE                     127,100
Presidential Life Corp.       COM          740884101    1,470     160,700  SH         SOLE               1     160,700
Primoris Services Corp.       COM          74164F103    1,905     239,000  SH         SOLE               1     239,000
                              W EXP
Primoris Services Corp.       10/02/2010   74164F111      560     180,500  SH         SOLE               1     180,500
Prudential Bancorp Inc. PA    COM          744319104      942      98,900  SH         SOLE               1      98,900
RBC Bearings Inc              COM          75524B104      443      18,200  SH         SOLE               1      18,200
Regions Financial Corp.       COM          7591EP100    4,501     850,900  SH         SOLE               1     850,900
Rowan Companies, Inc.         COM          779382100    7,211     318,485  SH         SOLE               1     318,485
Royal Dutch Shell PLC         Spon ADR A   780259206      920      14,800  SH         SOLE                      14,800
SLM Corp.                     COM          78442P106    5,862     520,100  SH         SOLE               1     520,100
Safeguard Scientifics, Inc.   COM          786449108    3,253     315,525  SH         SOLE               1     315,525
Seacoast Banking Corp of
Florida                       COM          811707306      863     529,700  SH         SOLE               1     529,700
Sears Holdings Corp.          COM          812350106    7,772      93,138  SH         SOLE                      93,138
Somerset Hills Bancorp        COM          834728107      184      23,700  SH         SOLE               1      23,700
South Finl Group Inc.         COM          837841105    1,289   2,000,000  SH         SOLE               1   2,000,000
Starwood Hotels & Resorts     COM          85590A401      366      10,000  SH         SOLE                      10,000
Sunoco Inc.                   COM          86764P109      914      35,000  SH         SOLE               1      35,000
Syms Corp.                    COM          871551107    1,558     215,487  SH         SOLE               1     215,487
TFS Financial Corp.           COM          87240R107    5,584     460,000  SH         SOLE               1     460,000
Terra Industries Inc.         COM          880915103   12,876     400,000  SH         SOLE               1     400,000
Transatlantic Hldgs Inc       COM          893521104    4,820      92,500  SH         SOLE               1      92,500
United Therapeutics Corp      COM          91307C102      527      10,000  SH         SOLE               1      10,000
Unitrin Inc.                  COM          913275103    3,197     145,000  SH         SOLE               1     145,000
Varian Inc.                   COM          922206107    1,289      25,000  SH         SOLE               1      25,000
Verisk Analytics Inc.         CL A         92345Y106      303      10,000  SH         SOLE                      10,000
                              COM PAR
WHX Corp.                     $.01 NEW     929248607       68      28,188  SH         SOLE                      28,188
Warwick Valley Tel Co         COM          936750108      272      20,768  SH         SOLE               1      20,768
Washington Post Co            CL B         939640108    1,495       3,400  SH         SOLE               1       3,400
Wells Fargo & Co.             COM          949746101    2,834     105,000  SH         SOLE               1     105,000
XTO Energy Inc.               COM          98385X106    2,443      52,500  SH         SOLE               1      52,500